Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester North Carolina Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(1.05%)
Life of Class	(2.40%)
Inception Date	Oct. 10, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.05%)
Life of Class	(2.40%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.35%
Life of Class	(1.27%)
Class B
Average Annual Return:
1 Year	(1.71%)
Life of Class	(2.39%)
Inception Date	Oct. 10, 2006
Class C
Average Annual Return:
1 Year	2.22%
Life of Class	(2.02%)
Inception Date	Oct. 10, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	3.93%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.83%	[1]

[1]	From 09/30/06.